Expense Example, No Redemption - Allspring Precious Metals Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	593
Expense Example, No Redemption, 5 Years	1,025
Expense Example, No Redemption, 10 Years	$ 2,227